JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

Investments	Shares (000)	Value ($000)

EXCHANGE-TRADED FUNDS — 76.3%
Fixed Income — 14.1%
iShares 20+ Year Treasury Bond ETF	38	3,344
iShares MBS ETF	43	3,827
iShares US Treasury Bond ETF	187	4,115
Vanguard Total Bond Market ETF	272	19,012
Vanguard Total International Bond ETF	590	28,234

Total Fixed Income		58,532

International Equity — 17.4%
iShares MSCI EAFE ETF	209	14,394
JPMorgan BetaBuilders Canada ETF (a)	179	10,423
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF (a)	157	7,056
JPMorgan BetaBuilders Europe ETF (a)	506	25,702
JPMorgan BetaBuilders Japan ETF (a)	287	14,411

Total International Equity		71,986

U.S. Equity — 44.8%
iShares Core S&P 500 ETF	291	125,050
iShares Core S&P Mid-Cap ETF	17	4,139
SPDR S&P 500 ETF Trust	134	57,197

Total U.S. Equity		186,386

TOTAL EXCHANGE-TRADED FUNDS (Cost $230,717)		316,904

INVESTMENT COMPANIES — 22.5%
Alternative Assets — 5.1%
BlackRock Event Driven Equity Fund Class Institutional Shares	393	3,859
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	683	7,162
Lumyna-Marshall Wace Ucits SICAV-Lumyna-MW Tops Ucits Fund (Luxembourg) *	28	6,072
Neuberger Berman Long Short Fund Class Institutional Shares	236	3,950

Total Alternative Assets		21,043

Fixed Income — 3.8%
JPMorgan High Yield Fund Class R6 Shares (a)	1,266	7,784
Lord Abbett Short Duration Income Fund Class F3 Shares *	2,158	8,200

Total Fixed Income		15,984

International Equity — 4.9%
Six Circles International Unconstrained Equity Fund	2,059	20,389

U.S. Equity — 8.7%
Six Circles U.S. Unconstrained Equity Fund	2,690	35,989

TOTAL INVESTMENT COMPANIES (Cost $88,981)		93,405

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b) (Cost $4,970)	4,970	4,971

Total Investments — 100.0% (Cost $324,668)		415,280
Other Assets Less Liabilities — 0.0% (c) (d)		27

Net Assets — 100.0%		415,307

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$409,208	$—	$—	$409,208

As of September 30, 2023, certain investments companies with a fair value of $6,072 , have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$10,981	$—	$—	$—		$(558)	$10,423	179	$71	$—
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF(a)	7,495	—	—	—		(439)	7,056	157	64	—
JPMorgan BetaBuilders Europe ETF(a)	32,259	—	5,001	453		(2,009)	25,702	506	153	—
JPMorgan BetaBuilders Japan ETF(a)	14,784	—	—	—		(373)	14,411	287	—	—
JPMorgan High Yield Fund Class R6 Shares(a)	7,834	—	—	—		(50)	7,784	1,266	126	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39%(a)(b)	5,735	8,401	9,165	—	(c)	— (c)	4,971	4,970	57	—

Total	$79,088	$8,401	$14,166	$453		$(3,429)	$70,347		$471	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.